Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Equity Measured at Fair Value on a Recurring Basis
	Level 3
Equity	December 31, 2025	June 30, 2026
Contingent consideration - common stock	$1,943,100	1,023,400
Contingent consideration - warrant	53,388	8,618
Total equity measured by fair value	1,996,488	1,032,018

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Property rights	5 years
Software	5 years
License	5 years
Customer relationships	5 years
IP	5 years

Schedule of Disaggregated Information of Revenues

Revenue

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Sales of FTTPS	$58,194	$71,153
Sales of Medical Auxiliary Supplies	9,313	29,753
Total revenues	$67,507	$100,906

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30,	June 30,
	2025	2026
Period-end spot rate	$1 = RMB 7.1636	$1=RMB 6.7851
Average rate	$1 = RMB 7.2526	$1=RMB 6.8624